NUVEEN CALIFORNIA                                                         NUVEEN
INSURED UNIT TRUST 281                                                       918


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: February 12, 1997
ESTIMATED CURRENT RETURN:
5.03 - 5.24%
ESTIMATED LONG-TERM RETURN:
5.09 - 5.36%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $4,000,000 in 40,000 units
Average Life    25.9 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.68 to $97.70 depending on the purchase amount
Cusip           67065A 348 monthly payment plan
Numbers         67065A 355 quarterly payment plan
                67065A 363 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in California

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2016-18                                            24.4%
2019-21                                             5.6%
2022-24                                            30.0%
2025+                                              40.0%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 02/11/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.03%
     Tax Equivalent Yield                          8.67%

Treasury Bonds
     Yield                                         6.70%
     Tax Equivalent Yield                          7.39%

Corporate Bonds
     Yield                   7.48%

 *COMPARES TRUST AS OF 02/11/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 02/10/97. ASSUMES 42.0% FEDERAL AND STATE INCOME TAX RATE AND A 9.30% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS CALIFORNIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  State of California, Various Purpose General Obligation Bonds, 5.375% Due   2006 at 101  AAA   Aaa
              6/1/26. (Original issue discount bonds delivered on or about November 7,
              1996 at a price of 94.694% of principal amount.)
     600,000  California Statewide Communities Development Authority, Certificates of     2005 at 102  AAA   Aaa
              Participation (Sutter Health Obligated Group), 5.50% Due 8/15/22. (Original
              issue discount bonds delivered on or about July 18, 1995 at a price of
              92.464% of principal amount.)
     500,000  California Educational Facilities Authority, Revenue Bonds (Occidental      2007 at 102  AAA   Aaa
              College), Series 1997, 5.70% Due 10/1/27.
     275,000  Los Angeles County Metropolitan Transportation Authority (California),      2006 at 101  AAA   Aaa
              Sales Tax Revenue Refunding Bonds, Proposition A-2nd Tier, Series 1996,
              5.75% Due 7/1/18.
     600,000  City of Rancho Mirage (California), Joint Powers Financing Authority,       2007 at 102  AAA   Aaa
              Certificates of Participation, Eisenhower Medical Center, Series 1997A,
              5.375% Due 7/1/22. (Original issue discount bonds will be delivered on or about February 19, 1997 at a price of 94.383% of principal amount.)(When issued.)
     225,000  Sacramento Area Flood Control Agency (California), North Area Local         2005 at 102  AAA   Aaa
              Project, Capital Assessment District No. 2 Bonds, Series 1995, 5.375% Due
              10/1/20.
     600,000  County of Stanislaus (California), Refunding Certificates of Participation  2006 at 102  AAA   Aaa
              (Capital Improvement Program), Series A of 1996, 5.25% Due 5/1/18.
     100,000  Sulphur Springs Union School District (County of Los Angeles, California),  No Optional  AAA   Aaa
              General Obligation Bonds, Election 1991, Series A, 0.00% Due 9/1/16.            Call
              (Original issue discount bonds delivered on or about September 18, 1991 at a price of 17.963% of principal amount.)
     600,000  Thousand Oaks Redevelopment Agency (Ventura County, California), Thousand   2005 at 102  AAA   Aaa
              Oaks Boulevard Redevelopment Project, 1995 Tax Allocation Refunding Bonds,
              5.375% Due 12/1/25. (Original issue discount bonds delivered on or about
              November 21, 1995 at a price of 94.257% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 4,000,000  TOTAL         9 BONDS FROM CALIFORNIA.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 02/11/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.08. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.68     4.90 %      5.03%   5.09%   5.07%   5.13%   5.08%   5.15 %
 500 / $50,000              100.53     4.75        5.04    5.10    5.07    5.14    5.09    5.16
 1,000 / $100,000           100.26     4.50        5.05    5.12    5.09    5.16    5.11    5.18
 2,500 / $250,000           100.00     4.25        5.07    5.13    5.10    5.17    5.12    5.19
 5,000 / $500,000            99.22     3.50        5.11    5.19    5.14    5.23    5.16    5.25
 10,000 / $1,000,000         98.71     3.00        5.13    5.23    5.17    5.27    5.19    5.29
 25,000 / $2,500,000         98.21     2.50        5.16    5.27    5.19    5.31    5.21    5.33
 50,000 / $5,000,000         97.70     2.00        5.19    5.30    5.22    5.34    5.24    5.36

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      34.5%   37.5%   42.0%      45.0%
         5.03  % 7.68%   8.05%   8.67%      9.15 %
         5.04    7.69    8.06    8.69       9.16
         5.05    7.71    8.08    8.71       9.18
         5.07    7.74    8.11    8.74       9.22
         5.11    7.80    8.18    8.81       9.29
         5.13    7.83    8.21    8.84       9.33
         5.16    7.88    8.26    8.90       9.38
         5.19    7.92    8.30    8.95       9.44

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 03/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 3/15/97   $   .2673
 Monthly plan            4/15/97       .4221   $ 5.0675
 Quarterly plan          5/15/97       .8496
                         8/15/97      1.2744     5.0995
 Semi-annual plan        5/15/97       .8526
                        11/15/97      2.5578     5.1185
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.76 =  99.245
 investment       offering price     # of units
 (as of           and accrued        purchased
 02/11/97)        interest
 99.245       X   $5.0675        =   $502.92
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN FLORIDA                                                            NUVEEN
INSURED UNIT TRUST 240                                                       918


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: February 12, 1997
ESTIMATED CURRENT RETURN:
5.00 - 5.21%
ESTIMATED LONG-TERM RETURN:
5.07 - 5.33%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax. Capital
                gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    27.6 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.54 to $96.59 depending on the purchase amount
Cusip           6706H6 229 monthly payment plan
Numbers         6706H6 237 quarterly payment plan
                6706H6 245 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Florida

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2020-21                                            17.7%
2022-23                                            18.0%
2024-25                                            28.6%
2026+                                              35.7%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 02/11/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.00%
     Tax Equivalent Yield                          7.81%

Treasury Bonds
     Yield                                         6.70%
     Tax Equivalent Yield

Corporate Bonds
     Yield                   7.48%

 *COMPARES TRUST AS OF 02/11/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 02/10/97. ASSUMES 36.0% FEDERAL INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS FLORIDA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  State of Florida, Full Faith and Credit, State Board of Education, Public   2005 at 101  AAA   Aaa
              Education Capital Outlay Refunding Bonds, 1995 Series E, 4.75% Due 6/1/22.
              (Original issue discount bonds delivered on or about February 8, 1996 at a price of 91.969% of principal amount.)(General Obligation Bonds.)
     500,000  State of Florida, Full Faith and Credit Department of Transportation,       2006 at 101  AAA   Aaa
              Right-of-Way Acquisition and Bridge Construction Bonds, Series 1996, 5.50%
              Due 7/1/21. (General Obligation Bonds.)
     120,000  State of Florida, Department of Transportation, Turnpike Revenue Bonds,     2005 at 101  AAA   Aaa
              Series 1995A, 5.50% Due 7/1/21.
     500,000  City of Atlantic Beach, Florida, Utilities System Revenue Bonds, Series     2006 at 102  AAA   Aaa
              1996, 5.50% Due 10/1/25.
     250,000  City of Callaway/Bay County, Florida, Wastewater System Revenue Bonds,      2006 at 102  AAA   Aaa
              Series 1996B, 5.50% Due 9/1/26.
     500,000  Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1995,    2005 at 102  AAA   Aaa
              5.50% Due 10/1/25. (Original issue discount bonds delivered on or about
              October 19, 1995 at a price of 94.942% of principal amount.)
     500,000  City of Sunrise, Florida, Utility System Revenue Bonds, Series 1996A, 5.75%  2006 at 101 AAA   Aaa
              Due 10/1/26.
     130,000  City of Tampa, Florida, Utilities Tax Improvement Bonds, Series 1996, 0.00%  No Optional AAA   Aaa
              Due 4/1/22. (Original issue discount bonds delivered on or about July 2,        Call
              1996 at a price of 20.657% of principal amount.)
     500,000  Volusia County Educational Facilities Authority (Florida), Educational      2006 at 102  AAA   Aaa
              Facilities Revenue Bonds (Stetson University, Inc. Project), Series 1996A,
              5.50% Due 6/1/26.
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         9 BONDS FROM FLORIDA.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 02/11/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.08. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.54     4.90 %      5.00%   5.07%   5.04%   5.10%   5.05%   5.12 %
 500 / $50,000               99.38     4.75        5.01    5.08    5.04    5.11    5.06    5.13
 1,000 / $100,000            99.12     4.50        5.02    5.10    5.06    5.13    5.08    5.15
 2,500 / $250,000            98.86     4.25        5.04    5.11    5.07    5.14    5.09    5.16
 5,000 / $500,000            98.09     3.50        5.08    5.17    5.11    5.20    5.13    5.22
 10,000 / $1,000,000         97.59     3.00        5.10    5.21    5.14    5.24    5.16    5.26
 25,000 / $2,500,000         97.09     2.50        5.13    5.24    5.16    5.27    5.18    5.29
 50,000 / $5,000,000         96.59     2.00        5.16    5.28    5.19    5.31    5.21    5.33

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      28.0%   31.0%   36.0%      39.6%
         5.00  % 6.94%   7.25%   7.81%      8.28 %
         5.01    6.96    7.26    7.83       8.29
         5.02    6.97    7.28    7.84       8.31
         5.04    7.00    7.30    7.88       8.34
         5.08    7.06    7.36    7.94       8.41
         5.10    7.08    7.39    7.97       8.44
         5.13    7.13    7.43    8.02       8.49
         5.16    7.17    7.48    8.06       8.54

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 03/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 3/15/97   $   .2627
 Monthly plan            4/15/97       .4149   $ 4.9803
 Quarterly plan          5/15/97       .8352
                         8/15/97      1.2528     5.0123
 Semi-annual plan        5/15/97       .8382
                        11/15/97      2.5146     5.0313
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 99.62 =   100.381
 investment       offering price     # of units
 (as of           and accrued        purchased
 02/11/97)        interest
 100.381      X   $4.9803        =   $499.93
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN NEW JERSEY                                                         NUVEEN
INSURED UNIT TRUST 216                                                       918


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: February 12, 1997
ESTIMATED CURRENT RETURN:
4.96 - 5.16%
ESTIMATED LONG-TERM RETURN:
4.97 - 5.23%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    26.2 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.79 to $98.78 depending on the purchase amount
Cusip           6706LA 738 monthly payment plan
Numbers         6706LA 746 quarterly payment plan
                6706LA 753 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in New Jersey

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2014-16                                             3.7%
2017-19                                            14.3%
2020-22                                            10.6%
2023-25                                            42.8%
2026+                                              28.6%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 02/11/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.96%
     Tax Equivalent Yield                          8.27%

Treasury Bonds
     Yield                                         6.70%
     Tax Equivalent Yield                          7.16%

Corporate Bonds

     Yield                   7.48%

 *COMPARES TRUST AS OF 02/11/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 02/10/97. ASSUMES 40.0% FEDERAL AND STATE INCOME TAX RATE AND A 6.37% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NEW JERSEY INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   370,000  New Jersey Educational Facilities Authority, Revenue Bonds, University of   2005 at 101  AAA   Aaa
              Medicine and Dentistry of New Jersey Issue, Series 1995 B, 5.25% Due
              12/1/21.
     500,000  New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey      2005 at 101  AAA   Aaa
              Institute of Technology, Series 1995 E, 5.375% Due 7/1/25.
     500,000  New Jersey Educational Facilities Authority, Revenue Bonds, Trenton State   2006 at 101  AAA   Aaa
              College Issue, Series 1996 A, 5.125% Due 7/1/24.
     500,000  The Port Authority of New York and New Jersey, Consolidated Bonds, One      2006 at 101  AAA   Aaa
              Hundred Fourth Series, 4.75% Due 1/15/26. (Original issue discount bonds delivered on or about February 14, 1996 at a price of 91.788% of principal amount.)
     130,000  New Jersey Transportation Trust Fund Authority, Transportation System       2005 at 102  AAA   Aaa
              Bonds, 1995 Series A, 5.00% Due 6/15/15. (Original issue discount bonds delivered on or about August 3, 1995 at a price of 90.629% of principal amount.)
     500,000  Delaware River Port Authority (New Jersey and Pennsylvania), Revenue Bonds,  2006 at 102 AAA   Aaa
              Series of 1995, 5.50% Due 1/1/26.
     500,000  Gloucester County Utilities Authority, New Jersey, Sewer Revenue Refunding  2006 at 101  AAA   Aaa
              Bonds, 1996 Series, 5.45% Due 1/1/24. (General Obligation Bonds.)
     500,000  The Board of Education of the Borough of Highland Park, in the County of    2007 at 101  AAA   Aaa
              Middlesex, New Jersey, School Refunding Bonds (New Jersey School Bond
              Reserve Act, P.L. 1980 c.72), 5.625% Due 2/15/17. (General Obligation
              Bonds.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         8 BONDS FROM NEW JERSEY.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 02/11/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.08. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.79     4.90 %      4.96%   4.97%   4.99%   5.00%   5.01%   5.02 %
 500 / $50,000              101.63     4.75        4.97    4.98    5.00    5.01    5.02    5.03
 1,000 / $100,000           101.36     4.50        4.98    5.00    5.01    5.03    5.03    5.05
 2,500 / $250,000           101.10     4.25        4.99    5.02    5.03    5.05    5.04    5.07
 5,000 / $500,000           100.31     3.50        5.03    5.08    5.07    5.11    5.08    5.12
 10,000 / $1,000,000         99.79     3.00        5.06    5.11    5.09    5.14    5.11    5.16
 25,000 / $2,500,000         99.28     2.50        5.09    5.15    5.12    5.18    5.14    5.20
 50,000 / $5,000,000         98.78     2.00        5.11    5.18    5.14    5.21    5.16    5.23

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      32.0%   35.5%   40.0%      43.5%
         4.96  % 7.29%   7.69%   8.27%      8.78 %
         4.97    7.31    7.71    8.28       8.80
         4.98    7.32    7.72    8.30       8.81
         4.99    7.34    7.74    8.32       8.83
         5.03    7.40    7.80    8.38       8.90
         5.06    7.44    7.84    8.43       8.96
         5.09    7.49    7.89    8.48       9.01
         5.11    7.51    7.92    8.52       9.04

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 03/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 3/15/97   $   .2663
 Monthly plan            4/15/97       .4206   $ 5.0488
 Quarterly plan          5/15/97       .8466
                         8/15/97      1.2699     5.0808
 Semi-annual plan        5/15/97       .8496
                        11/15/97      2.5488     5.0998
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.87 =  98.164
 investment       offering price     # of units
 (as of           and accrued        purchased
 02/11/97)        interest
 98.164       X   $5.0488        =   $495.61
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)